Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
14. Share-Based Compensation

In 2013, the Company’s Board adopted the 2013 Restricted Stock Plan (the “2013 Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock or share options in the Company’s common stock. The Company’s Board adopted the 2023 Restricted Stock Plan (the “2023 Plan”) to replace the 2013 Plan which ended in 2023. The 2013 and 2023 Plans are administered by the Governance, People and Compensation Committee with certain decisions subject to the approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or restricted stock awards granted under the 2013 and 2023 Plans are 3,000,000 shares of common stock per plan. A holder of restricted stock, awarded under either the 2013 or the 2023 Plan, shall have the same voting and dividend rights as the Company’s other common stockholders.

Share Awards

On March 17, 2025, 11,932 shares which were granted in March 2022 with a grant price of $10.65 per share to officers and employees of the Company vested with a fair value of $167,167; on April 4, 2025,10,000 shares which were granted in April 2022 with a grant price of $12.17 per share to an officer and employee of the Company vested with a fair value of $109,200; and on April 11, 2025, 31,291 shares which were granted in April 2024 with a grant price of $15.03 per share to non-employee directors of the Company, vested with a fair value of $389,886; on July 9, 2025 2,146 shares which were granted on March 3, 2023, March 4, 2024 and March 11, 2025 vested with a fair value of $32,147. In total the 55,369 shares had a weighted average grant price of $13.52 per share and a total fair value of $666,253.

On March 11, 2025, under the Navigator Holdings Ltd. 2023 Long-Term Incentive Plan (the “2023 Plan”) the Company granted a total of 44,443 restricted shares, 30,523 of which were granted to non-employee directors and 13,920 of which were granted to the officers and employees of the Company. The weighted average value of the 44,443 shares granted was $13.74 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on the third anniversary of the grant date.
On April 15, 2024, under the Navigator Holdings Ltd. 2023 Long-Term Incentive Plan (the “2023 Plan”) the Company granted a total of 54,851 restricted shares, 41,291 of which were granted to non-employee directors and 13,560 of which were granted to the officers and employees of the Company. The weighted average value of the 54,851 shares granted was $15.05 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on the third anniversary of the grant date.

On March 17, 2024 under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”), 31,833 shares which were previously granted to non-employee directors under the 2013 Plan with a weighted average grant price of $12.45 per share, vested at a fair value of $487,045.

On April 11, 2024 an additional 10,000 shares which were previously granted to non-employee directors under the 2013 Plan with a weighted average grant price of $15.13 per share, vested at a fair value of $161,700.

On March 17, 2024, 10,111 shares which were granted in 2021 to officers and employees of the Company under the 2013 Plan, all of which had a weighted average grant price of $10.26, vested at a fair value of $154,698.

On October 26, 2024 and June 20, 2024 an additional 10,000 shares which were previously granted to a non-employee director under the 2023 Plan with a weighted average grant value of $15.13 per share, vested at a fair value of $161,700.

On October 31, 2024 an additional 10,000 shares which were previously granted to a officers and employees of the Company under the 2013 Plan with a weighted average grant value of $8.46 per share, vested at a fair value of $153,600.

Restricted share grant activity for the year ended December 31, 2025, and 2024 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Balance as of January 1, 2024	85,378	$11.44	0.81
Granted	54,851	15.05
Vested	(61,944)	11.88
Balance as of December 31, 2024	78,285	13.62	0.75
Granted	44,443	13.74
Vested	(55,369)	13.52
Balance as of December 31, 2025	67,359	$13.78	0.80

We account for forfeitures as they occur. Using the graded straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the statements of operations over the period to the vesting date.

During the year ended December 31, 2025, the Company recognized $663,262 in share-based compensation costs relating to share grants (December 31, 2024: $640,249 and December 31, 2023: $819,919). As of December 31, 2025, there was a total of $316,170 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2024: $359,191) which are expected to be recognized over a weighted average period of 1.06 years (December 31, 2024: 0.75 years).
Share options

Share options issued under the 2013 Plan and 2023 Plans are not exercisable until the third anniversary of the grant date and can be exercised up to the tenth anniversary of the grant date. The fair value of each option is calculated on the date of the grant based on the Black-Scholes valuation model. Expected volatility is based on the historic volatility of the Company’s stock price. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years.

The movements in the existing share options during the years ended December 31, 2025, and December 31, 2024 were as follows:

	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value[2]
Balance as of January 1, 2024	547,393	$18.25	$—
Issuance during the year	339,592	17.94	—
Expired during the year	(153,538)	24.22	—
Balance as of December 31, 2024	733,447	16.86	—
Expired during the year	(121,443)	17.80	—
Balance as of December 31, 2025	612,004	$16.67	$571,510

There were 612,004 options exercisable as of December 31, 2025. (733,447 as of December 31, 2024). The weighted average exercise price of the share options exercisable as of December 31, 2025 was $16.67 (December 31, 2024; $16.86).

The weighted average remaining contractual term of options outstanding as of December 31, 2025 was 3.05 years (December 31, 2024: 4.05 years)
During the year ended December 31, 2025, the Company recognized $680,413 in share-based compensation costs relating to options granted under the 2013 Plan and the 2023 Plan (December 31, 2024: a charge of $405,727 relating to options granted under the 2013 and 2023 Plan). As of December 31, 2025 there was $523,043 of total unrecognized compensation costs relating to non-vested options under the 2013 and the 2023 Plan (December 31, 2024: $1,203,456).

As of December 31, 2025, there were no share options that had vested but had not been exercised. (December 31, 2024: 121,443 share options that had vested but had not been exercised with a weighted average exercise price of $17.80).

No options were issued during the year ending December 31, 2025. The significant assumptions used to estimate the fair value of share-based compensation awards relating to share options granted during the year ended December 31, 2024 were:

Expected term of share options; The expected life has been calculated as 4.5 years which is taken as the average of the vesting term length (3 years) and the original contractual length (6 years).

Expected volatility; a historical volatility figure of nil for the year ended December 31, 2025 compared to 27.0% for the year ended December 31, 2024 which figure is based on the historical share price data for the one year to the Grant Date.

Expected dividends; A dividend yield of nil for the year ended December 31, 2025 compared to 1.31%% for the year ended December 31, 2024 based on the annual dividend paid under the Company's Capital Return Policy.

Risk-free rate; a risk-free rate of nil for the year ended December 31, 2025 compared to 4.61% for the year ended December 31, 2024 which is the three-year U.S. Treasury Yield as at the grant dates.
Restricted Stock Units

On March 11, 2025, under the 2023 Plan the Company granted a total of 82,066 Restricted Stock Units ("RSUs") to the officers and employees of the Company. The RSUs granted to officers and employees of the Company vest on the third anniversary of the grant date based on an average of the Company's Return on Capital Employed over a given period or periods.

During the year ended December 31, 2025, the Company recognized $302,453 in share-based compensation costs relating to RSUs granted under the 2023 Plan (December 31, 2024: $nil). As of December 31, 2025 there was $822,672 of total unrecognized compensation costs relating to non-vested RSUs under the 2023 Plan (December 31, 2024: $nil).

Save as you Earn Share Scheme

The Company has employee stock purchase plans in place which are savings-related share schemes where certain employees have the option to buy common stock at a 15% discount to the share price at the grant dates of July 17, 2023, August 30, 2024, and June 25, 2025. During the year ended December 31, 2025 the Company issued 16,825 of the Company's shares related to the employee stock purchase plans (December 31, 2024; 14,568). Using the Black-Scholes valuation model, the Company recognized compensation costs of $37,273 relating to employee stock purchase plans for the year ended December 31, 2025 (December 31, 2024: $44,811).